Subsequent events (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 12, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Jan. 12, 2018 CAD ($)
Statement [Line Items]
Number of share options granted in share-based payment arrangement		2,057,589	2,782,317	1,617,870
Convertible debentures		$ 47,625	$ 52,500
Subsequent events [Member]
Statement [Line Items]
Common share exchange ratio	0.03325				0.03325
Description of new stream arrangement	Concurrent with execution of the Arrangement Agreement, First Majestic has entered into agreements with WPMI, a wholly-owned subsidiary of WPM whereby, following closing of the Arrangement, the current silver streaming interest at San Dimas held by WPM will be terminated and First Majestic and WPM will enter into a new stream arrangement based on 25% of the gold equivalent production at San Dimas (the "New Stream") with ongoing payments of $600 per gold equivalent ounce delivered under the agreement.
Payout amount of all existing deferred share units and phantom share units					$ 0.30
Convertible debentures	$ 75,000
Subsequent events - First Majestic [Member]
Statement [Line Items]
Shares issued through stream arrangement (Shares) | shares	20,914,590
Shares issued through stream arrangement, value	$ 151,000
Number of share options granted in share-based payment arrangement	226,476